Acquisition	9 Months Ended
Sep. 30, 2016
Acquisition [Abstract]
Acquisition
2.	Acquisition –

Through December 31, 2015 the Company had a 20% investment in El Toro and accounted for this investment as an equity method investment. For the year ended December 31, 2015 the Company recorded a loss in the amount of $(125,890) related to its investment in El Toro. The carrying value of the investment was $(214,365) as of December 31, 2015.

On January 1, 2016, certain accredited investors contributed their current membership interests, as well as mezzanine debt and other liabilities totaling approximately $942,000 owed to Titan El Toro, LLC in exchange for Junior Bridge Notes in the amount of $942,000 and 64,387 Class A Membership Units in Titan CNG, LLC. In addition, members of El Toro agreed to contribute their membership interest in exchange for 10,892 Class A Membership Units in the Company. The Company acquired the remaining 80% of El Toro to further its business relationship in alignment with the Company’s business model to acquire existing CNG stations.

As required by ASC 805, Accounting for Business Combinations, when a company has a pre-existing ownership in another company and an acquisition is completed where control is obtained of the acquired company, the buyer must first measure the acquisition-date fair value of its previously held equity interest in the acquired company and recognize either (1) a gain for the excess of the fair value of the previously held interest over its carrying value or (2) a loss for the excess of carrying value over fair value. As a result of this acquisition, the Company recorded a $28,090 gain for the excess fair value over its carrying cost of El Toro. Management determined that the asset approach was the most appropriate methodology to determine the estimated fair value at the date of acquisition. As a result of the recentness of the procurement of El Toro’s assets and debt, management has determined that the estimated fair value is not materially different than the historical carrying values. The fair value of El Toro was as follows:

January 1, 2016

Checks in excess of deposits	$(3,434)
Current assets	34,597
Property and equipment	1,271,617
Other long-term assets	38,359
Total assets acquired	1,341,139

Current liabilities	113,080)
Accrued interest	122,582
Notes payable, long-term	2,000,826
Other long-term liabilities	36,027
Total liabilities assumed	2,272,515
Net liabilities acquired	$(931,376)

The following table sets forth the unaudited pro forma results of the Company for the nine months ended September 30, 2016 and 2015, as if the acquisition had taken place on the first day of the period presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined:

	Nine Months Ended September 30,
	2016	2015

Revenues	$295,452	$120,880
Net loss	$(2,076,672)	$(731,242)

El Toro’s revenues and net loss for the nine months ended September 30, 2016 were $150,239 and $(285,928), respectively, and are included in the total consolidated results presented above.